Document and Entity Information	Aug. 13, 2026
Cover [Abstract]
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0001348952
Document Type	8-K
Document Period End Date	Aug. 13, 2026
Entity Registrant Name	Entergy Louisiana, LLC
Entity Incorporation State Country Code	TX
Entity File Number	1-32718
Entity Tax Identification Number	47-4469646
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70121
City Area Code	(504)
Local Phone Number	576-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	ELC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false